RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Total receivables	$ 33.5	$ 25.1
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts receivable	2.4	3.5
Dividends receivable	4.7
Interest receivable	14.6	14.5
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 11.8	$ 7.1